Common Stock and Warrants	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Common Stock and Warrants
16. COMMON STOCK AND WARRANTS
Prior to the Merger, RAAC had three classes of authorized common stock: Class A common stock, Class B common stock, and Class C common stock. At the time of the Merger Class B shares automatically converted to Class A shares on a one-for-one basis. The shares of Class C common stock will automatically convert into shares of Class A common stock if the Company meets certain stock price performance thresholds following the completion of the Merger, on a one-for-one basis.
Merger Transaction
At the time of the Merger (as discussed in Note 3, “
Merger
”), each share of Legacy Berkshire Grey common and preferred stock was converted into the right to receive 5.87585 shares of the Company’s Class A common stock.
Class A Common Stock Warrants
As the accounting acquirer, the Company is deemed to have assumed 5,166,667 warrants for Class A common stock that were sold in a private placement to RAAC Management, LLC at an exercise price of $11.50 (“Private Placement Warrants”) and 9,583,333 redeemable warrants for Class A common stock held by shareholders of RAAC at an exercise price of $11.50 (“Public Warrants”). The Public Warrants became exercisable 30 days after the consummation of the Merger and will expire five years from the consummation of the Merger or earlier upon redemption or liquidation.
The Private Placement Warrants and Public Warrants for shares of Class A common stock meet liability classification requirements since the warrants may be required to be settled in cash under a tender offer. Therefore, these warrants are classified as liabilities on the consolidated balance sheet. As of December 31, 2022, no warrants have been exercised.
As of December 31, 2022, the following Warrants were outstanding:

Warrant Type	Exercise Price	Shares
Public Warrants	$11.50	9,583,333
Private Placement Warrants	$11.50	5,166,667

Total Warrants Outstanding		14,750,000

Public Warrant Terms
Once the price per share of Class A common stock equals or exceeds $18.00 the Company may redeem the outstanding Public Warrants:

•	in whole and not in part;

•	at a price of $0.01 per Public Warrant;

•	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the last reported sale price of the Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (“Reference Value”) equals or exceeds $18.00 per share (as adjusted).

Once the price per share of Class A common stock equals or exceeds $10.00 the Company may redeem the outstanding Public Warrants:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of our Class A common stock;

•	if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted); and

•
if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

Private Placement Warrants
The Private Placement Warrants are identical to the Public Warrants underlying the units sold in the Initial Public Offering, except that the Private Placement Warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
FedEx Warrant
On July 29, 2022, the Company and FCJI, Inc. (“FedEx Affiliate”), a wholly owned subsidiary of FedEx Corporation, entered into a Transaction Agreement (the “Transaction Agreement”), pursuant to which the Company agreed to issue to FedEx Affiliate a warrant (the “FedEx Warrant”) to acquire up to 25,250,616 shares (the “Warrant Shares”) of the Company’s Class A common stock, par value $0.0001 per share, subject to certain vesting events described below. Other affiliates of FedEx Corporation are current customers of the Company.
The Company and FedEx Affiliate entered into the Transaction Agreement in connection with a master professional services agreement that the Company and FedEx Corporation entered into on July 29, 2022, with respect to which FedEx Corporation engaged the Company to provide broader AI robotic automation capabilities. The Company also expects to enter into a master system purchase agreement with FedEx Corporation during 2023 that will be leveraged to streamline and expedite the procurement process for expanding the supply of the Company’s AI robotic automation to FedEx Corporation and its affiliates. The vesting of the Warrant Shares, described in more detail below, is subject to certain milestones, including signing these commercial agreements as well as other commercial transactions between FedEx Corporation (and its affiliates) and the Company.

The Warrant Shares will generally vest and become exercisable from time to time, incrementally, if and as FedEx Corporation and its affiliates, directly or indirectly through third parties, make a combination of binding orders and qualified payments of at least $20 million for goods and services associated with orders received after June 1, 2022, and fully vest and become exercisable when such binding orders and qualified payments reach at least $200 million. No vesting event will occur after December 31, 2025. FedEx Corporation and its affiliates are not currently required to place any orders or make any payments under the master system purchase agreement being negotiated.
Subject to vesting and certain conditions set forth in the Transaction Agreement, the Warrant is exercisable, in whole or in part, and for cash or on a net exercise basis, at any time before July 29, 2032, at an exercise price of $1.67 per share, which was determined based on the 30-day volume-weighted average price for the Common Stock as of July 29, 2022. Both the exercise price and the number of Warrant Shares subject to purchase pursuant to the Warrant are subject to customary anti-dilution adjustments.
FedEx Warrant Charges, which are non-cash stock-based sales incentive contra-revenue charges, associated with the FedEx Warrant are recognized as the customer makes qualified payments and vesting conditions become probable of being achieved, based on the grant date fair value of the FedEx Warrant. The fair values of the FedEx Warrant were determined as of the grant date in accordance with ASC 718,

Compensation – Stock Compensation
, using the Black-Scholes option pricing model and the following assumptions:

July 29, 2022
Dividend yield	—
Expected volatility	52.0%
Risk-free interest rate	2.7%
Expected term	10 Years
The volatility used was estimated based a weighting average of the Company’s historical volatility, the implied volatility of the Company’s exchange traded warrants, and the historical volatility of comparable companies over a period matching the assumed term of the FedEx Warrant, . The expected terms used were based on the term of the FedEx Warrant at the date of issuance. The risk-free interest rates used were based on the U.S. Treasury yield curve for the expected term of the FedEx Warrant at the date of issuance.
The following table summarizes the FedEx Warrant activity for the twelve months ended December 31, 2022:

Warrant Shares
Outstanding at December 31, 2021	—
Granted	25,250,616
Vested	(1,262,531)
Outstanding and unvested December 31, 2022	23,988,085
During the year ended December 31, 2022, FedEx Warrant Charges in the consolidated statements of operations were $3.6 million. Non-cash FedEx Warrant Charges during the year ended December 31, 2022, were $4.1 million, of which $0.6 million is classified in “Other current assets”, in the accompanying consolidated balance sheets related to the immediate vesting portion of the Warrant Shares upon entry into a master professional services agreement which will be recognized as the work is performed.